Intangible Assets - Summary of Reconciliation of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[1],[2]	$ 2,642,933
Ending balance		2,864,436	$ 2,642,933	[1],[2]
Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		3,120,527	2,444,620
Additions through business combinations		241,853	789,096
Other additions		9,703	6,274
Extinguishments		(30,456)	(9,287)
Effect of movements in exchange rates		68,838	(110,176)
Ending balance		3,410,465	3,120,527
Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		477,594	425,319
Amortization for the year		86,840	79,984
Extinguishments		(30,456)	(9,287)
Effect of movements in exchange rates		12,051	(18,422)
Ending balance		546,029	477,594
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[3]	1,941,590
Ending balance		2,090,993	1,941,590	[3]
Goodwill | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		2,016,791	1,562,129
Additions through business combinations		101,742	534,702
Other additions		0	0
Extinguishments		0	0
Effect of movements in exchange rates		49,905	(80,040)
Ending balance		2,168,438	2,016,791
Goodwill | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		75,201	79,052
Amortization for the year		0	0
Extinguishments		0	0
Effect of movements in exchange rates		2,244	(3,851)
Ending balance		77,445	75,201
Customer Relationships
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[3]	549,422
Ending balance		619,228	549,422	[3]
Customer Relationships | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		885,556	757,195
Additions through business combinations		125,124	153,576
Other additions		0	0
Extinguishments		(20,152)	0
Effect of movements in exchange rates		15,942	(25,215)
Ending balance		1,006,470	885,556
Customer Relationships | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		336,134	286,828
Amortization for the year		63,050	61,406
Extinguishments		(20,152)	0
Effect of movements in exchange rates		8,210	(12,100)
Ending balance		387,242	336,134
Trademarks and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[3]	124,222
Ending balance		124,156	124,222	[3]
Trademarks and other | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		152,386	62,672
Additions through business combinations		8,567	96,510
Other additions		0	0
Extinguishments		(1,911)	(4,432)
Effect of movements in exchange rates		1,467	(2,364)
Ending balance		160,509	152,386
Trademarks and other | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		28,164	25,119
Amortization for the year		9,529	8,408
Extinguishments		(1,911)	(4,432)
Effect of movements in exchange rates		571	(931)
Ending balance		36,353	28,164
Non-compete Agreements
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[3]	10,607
Ending balance		15,015	10,607	[3]
Non-compete Agreements | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		24,255	23,319
Additions through business combinations		6,308	3,674
Other additions		2,173	0
Extinguishments		(683)	(1,515)
Effect of movements in exchange rates		881	(1,223)
Ending balance		32,934	24,255
Non-compete Agreements | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		13,648	11,873
Amortization for the year		4,501	3,869
Extinguishments		(683)	(1,515)
Effect of movements in exchange rates		453	(579)
Ending balance		17,919	13,648
Information Technology
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	[3]	17,092
Ending balance		15,044	17,092	[3]
Information Technology | Cost
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		41,539	39,305
Additions through business combinations		112	634
Other additions		7,530	6,274
Extinguishments		(7,710)	(3,340)
Effect of movements in exchange rates		643	(1,334)
Ending balance		42,114	41,539
Information Technology | Amortization and Impairment Losses
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance		24,447	22,447
Amortization for the year		9,760	6,301
Extinguishments		(7,710)	(3,340)
Effect of movements in exchange rates		573	(961)
Ending balance		$ 27,070	$ 24,447

[1]	(2) Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c)).
[2]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))
[3]	Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))